Related Party Transactions and Balances - Schedule of Transactions Amount Due to Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions Amount Due to Related Parties [Line Items]
Beginning of the years January 1,	$ 469,682	$ 320,537
Advances	280,154	353,057
Repayment	(52,902)	(203,912)
Years ended December 31,	$ 696,934	$ 469,682